Fair Value Measurements of Assets and Liabilities - Fair Value Measurements of Assets and Liabilities (Detail) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	$ 76.5	$ 1.4
Contingent payments related to acquisitions	35.6	38.2
Total Liabilities	51.3	173.2
Fair Value Measurements at Reporting Date Using: Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	76.5	1.4
Total Liabilities	15.7	135.0
Fair Value Inputs Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent payments related to acquisitions	35.6	38.2
Total Liabilities	35.6	38.2
Foreign Exchange Forward Contracts [Member] | Derivatives Designated as Hedges [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, current and long-term	52.4	0.5
Derivatives, current and long-term	0.3	48.5
Foreign Exchange Forward Contracts [Member] | Derivatives Not Designated as Hedges [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, current and long-term	1.1	0.9
Derivatives, current and long-term	1.5	3.2
Foreign Exchange Forward Contracts [Member] | Fair Value Measurements at Reporting Date Using: Significant Other Observable Inputs (Level 2) [Member] | Derivatives Designated as Hedges [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, current and long-term	52.4	0.5
Derivatives, current and long-term	0.3	48.5
Foreign Exchange Forward Contracts [Member] | Fair Value Measurements at Reporting Date Using: Significant Other Observable Inputs (Level 2) [Member] | Derivatives Not Designated as Hedges [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, current and long-term	1.1	0.9
Derivatives, current and long-term	1.5	3.2
Cross Currency Interest Rate Swaps [Member] | Derivatives Designated as Hedges [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, current and long-term	23.0
Derivatives, current and long-term	3.4	83.3
Cross Currency Interest Rate Swaps [Member] | Fair Value Measurements at Reporting Date Using: Significant Other Observable Inputs (Level 2) [Member] | Derivatives Designated as Hedges [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, current and long-term	23.0
Derivatives, current and long-term	3.4	$ 83.3
Interest Rate Swaps [Member] | Derivatives Designated as Hedges [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, current and long-term	10.5
Interest Rate Swaps [Member] | Fair Value Measurements at Reporting Date Using: Significant Other Observable Inputs (Level 2) [Member] | Derivatives Designated as Hedges [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, current and long-term	$ 10.5